Other income and expenses - Other operating expenses (Details) - EUR (€) € in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019
Other income and expenses
Currency losses	€ 23	€ 60	€ 2
Other	30	131
Total other operating expenses	€ 53	€ 191	€ 2